Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.3%
1,154	iShares 20+ Year Treasury Bond ETF	$165,115	1.0
2,975	iShares S&P SmallCap 600 Index Fund	231,574	1.5
3,312	Vanguard Global ex-U.S. Real Estate ETF	194,050	1.2
2,495	Vanguard Real Estate ETF	232,659	1.5
3,257	Vanguard Russell 1000 Growth ETF	534,669	3.4
5,310	Vanguard Value ETF	592,702	3.7

	Total Exchange-Traded Funds (Cost $1,908,226)	1,950,769	12.3

MUTUAL FUNDS: 87.7%
	Affiliated Investment Companies: 87.7%
24,176	Voya Index Plus LargeCap Portfolio - Class I	639,943	4.0
18,250	Voya Intermediate Bond Fund - Class R6	190,532	1.2
10,343	Voya Large-Cap Growth Fund - Class R6	476,191	3.0
73,846	Voya Multi-Manager Emerging Markets Equity Fund - Class I	880,978	5.5
209,551	Voya Multi-Manager International Equity Fund - Class I	2,323,918	14.6
146,605	Voya Multi-Manager International Factors Fund - Class I	1,370,757	8.6
40,632	Voya Multi-Manager Mid Cap Value Fund - Class I	408,756	2.6
26,537	Voya U.S. High Dividend Low Volatility Fund - Class R6	326,142	2.1
178,933	Voya U.S. Stock Index Portfolio - Class I	2,823,558	17.8
67,857	VY® Invesco Comstock Portfolio - Class I	1,230,928	7.7
27,349	VY® JPMorgan Small Cap Core Equity Portfolio Class I	480,795	3.0
44,423	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,254,502	7.9
33,518	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	386,803	2.4
14,044	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,160,045	7.3

	Total Mutual Funds (Cost $14,361,063)	13,953,848	87.7

	Total Investments in Securities (Cost $16,269,289)	$15,904,617	100.0
	Assets in Excess of Other Liabilities	6,287	0.0
	Net Assets	$15,910,904	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,950,769	$–	$–	$1,950,769
Mutual Funds	13,953,848	–	–	13,953,848
Total Investments, at fair value	$15,904,617	$–	$–	$15,904,617

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$108,397	$12,096	$(121,951)	$1,458	$-	$-	$12,002	$-
Voya Index Plus LargeCap Portfolio - Class I	813,355	309,611	(588,568)	105,545	639,943	8,174	(2,632)	45,000
Voya Intermediate Bond Fund - Class R6	321,781	710,861	(847,579)	5,469	190,532	9,969	14,962	-
Voya International Index Portfolio - Class I	754,253	124,928	(997,274)	118,093	-	-	(31,971)	-
Voya Large Cap Value Fund - Class R6	431,940	131,529	(636,442)	72,973	-	2,676	(13,578)	-
Voya Large-Cap Growth Fund - Class R6	813,785	336,788	(883,002)	208,620	476,191	-	(42,373)	-
Voya MidCap Opportunities Portfolio - Class I	326,068	49,399	(430,896)	55,429	-	356	8,789	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	701,384	538,767	(498,653)	139,480	880,978	-	(57,575)	-
Voya Multi-Manager International Equity Fund - Class I	1,080,065	1,323,986	(216,414)	136,281	2,323,918	-	(6,276)	-
Voya Multi-Manager International Factors Fund - Class I	754,866	676,735	(152,107)	91,263	1,370,757	-	(17,564)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	324,927	144,749	(150,573)	89,653	408,756	-	(26,454)	-
Voya Small Company Portfolio - Class I	325,292	49,044	(464,625)	90,289	-	-	(29,211)	-
Voya U.S. Bond Index Portfolio - Class I	215,804	216,647	(428,840)	(3,611)	-	1,980	8,582	-
Voya U.S. High Dividend Low Volatility Fund - Class I	216,747	151,159	(389,322)	21,416	-	2,827	2,841	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	308,947	-	17,195	326,142	-	-	-
Voya U.S. Stock Index Portfolio - Class I	989,978	2,569,188	(853,274)	117,666	2,823,558	6,859	(28,413)	138,160
VY® Invesco Comstock Portfolio - Class I	825,563	609,352	(215,268)	11,281	1,230,928	5,572	(2,267)	107,412
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	560,108	(26,435)	(52,878)	480,795	2,208	(1,965)	43,397
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	1,399,195	(126,911)	(17,782)	1,254,502	4,097	(1,021)	58,550
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	452,626	(36,051)	(29,772)	386,803	772	(1,271)	37,016
VY® T. Rowe Price Growth Equity Portfolio - Class I	813,583	495,982	(199,211)	49,691	1,160,045	2,090	(19,901)	120,856
	$9,817,788	$11,171,697	$(8,263,396)	$1,227,759	$13,953,848	$47,580	$(235,296)	$550,391

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $16,520,599.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$119,550
Gross Unrealized Depreciation	(735,532)

Net Unrealized Depreciation	$(615,982)